Expense Example	Apr. 30, 2026 USD ($)
Johnson Equity Income Fund | Johnson Equity Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Johnson Equity Income Fund | Johnson Equity Income Fund | Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Johnson Opportunity Fund | Johnson Opportunity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Johnson Opportunity Fund | Johnson Opportunity Fund | Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	91
Expense Example, with Redemption, 5 Years	164
Expense Example, with Redemption, 10 Years	376
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	675
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	684
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	91
Expense Example, with Redemption, 5 Years	164
Expense Example, with Redemption, 10 Years	376
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	675
Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	91
Expense Example, with Redemption, 5 Years	164
Expense Example, with Redemption, 10 Years	376
Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	675
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	791
Johnson Municipal Income Fund | Johnson Municipal Income Fund | Johnson Municipal Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381